Offerings - Offering: 1	Apr. 16, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,641,748
Proposed Maximum Offering Price per Unit | $ / shares	24.12
Maximum Aggregate Offering Price	$ 136,078,961.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,833.69
Offering Note
(1)
This Registration Statement on Form S-8 (“Registration Statement”) registers offers and sales of (i) up to 3,820,247 shares of common stock, par value $0.01 per share (“Common Stock”), of Gen Digital (the “Gen Digital” or the “Registrant”) issuable to holders of restricted stock units and performance stock units of MoneyLion Inc. (“MoneyLion”), under the MoneyLion Inc. Amended and Restated Omnibus Incentive Plan, as amended from time to time (the “Plan”), which were converted into restricted stock unit awards in respect of Common Stock, and (ii) up to 1,821,502 shares of Common Stock, issuable from time to time under the Plan, which Plan was assumed by the Gen Digital in connection with the merger of Maverick Group Holdings, Inc., a Delaware corporation and a wholly owned subsidiary of Gen Digital (“Merger Sub”), with and into MoneyLion (“Merger”), with MoneyLion surviving the Merger as wholly owned subsidiary of Gen Digital, pursuant to the Agreement and Plan of Merger, dated as of December 10, 2024 (“Merger Agreement”), by and among the Gen Digital, Merger Sub and MoneyLion. Pursuant to Rule 416(A) under the Securities Act of 1933, as amended (“Securities Act”), the number of shares of Common Stock being registered shall be adjusted to include any additional shares of Common Stock, which may become issuable as a result of stock splits, stock dividends or similar transactions in accordance with the anti-dilution provisions of the Gen Digital stock plans and agreements evidencing outstanding awards thereunder.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and 457(h) of the Securities Act. The price per share of Common Stock is based on the average high and low sale prices reported for a share of Common Stock on the Nasdaq Global Select Market on April 11, 2025.

(3)	Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate price.